UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       MARCH 31, 2005
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic LLC
             ----------------------------------
Address:     3 Pickwick Plaza
             ----------------------------------
             Greenwich, CT 06830
             ----------------------------------

Form 13F File Number:  028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
             ----------------------------------
Title:       Chief Financial Officer
             ----------------------------------
Phone:       (203) 629-8600
             ----------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy                Greenwich, CT               May 13, 2005
-----------------------------    -------------------------     -----------------
        [Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                ------------------

Form 13F Information Table Entry Total:                      10
                                                ------------------

Form 13F Information Table Value Total:                $847,402
                                                ------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE



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

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO HOLDINGS,
INC.                   COM        03957A104   183,735  10,380,505  SH          SOLE                   10,380,505
----------------------------------------------------------------------------------------------------------------------------------
BOTTOMLINE
TECHNOLOGIES (DE),
INC.                   COM        101388106    40,660   3,115,700  SH          SOLE                    3,115,700
----------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORPORATION   COM        278856109   119,886   7,744,556  SH          SOLE                    7,744,556
----------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCIATES
INC.                   COM        42822Q100   260,001   9,774,477  SH          SOLE                    9,774,477
----------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.           COM        564910107    31,845   2,501,600  SH          SOLE                    2,501,600
----------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORPORATION  COM        683715106    54,055   2,994,713  SH          SOLE                    2,994,713
----------------------------------------------------------------------------------------------------------------------------------
POWERDSINE             COM        M41415106    48,924   4,782,387  SH          SOLE                    4,782,387
----------------------------------------------------------------------------------------------------------------------------------
PROXYMED, INC.         COM        744290305    29,388   3,381,802  SH          SOLE                    3,381,802
----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION         COM        78463B101    19,402   2,795,740  SH          SOLE                    2,795,740
----------------------------------------------------------------------------------------------------------------------------------
SRA INTERNATIONAL,
INC.                   COM        78464R105    59,506     987,645  SH          SOLE                      987,645
----------------------------------------------------------------------------------------------------------------------------------




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